Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total		$ 10,000	$ 233	$ 1,247	$ 11,480
Louisiana [Member]
Total			93	49	142
Wyoming [Member]
Total	[1]		$ 140		140
Pennsylvania [Member]
Total				$ 1,198	$ 1,198

[1]	Royalty payments in Wyoming relate to royalty payment audits from fiscal years 2017 through 2021.